Stock Options (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years
Dividend yield	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Black-Scholes option	95.00%
Risk-free interest rate	1.45%
Estimated fair value per option	$ 0.30
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Black-Scholes option	96.00%
Risk-free interest rate	1.68%
Estimated fair value per option	$ 0.39
Black-Scholes option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		5 years	5 years
Dividend yield		0.00%	0.00%
Black-Scholes option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Black-Scholes option		100.00%	127.00%
Risk-free interest rate		1.42%	2.13%
Estimated fair value per option		$ 0.60	$ 0.70
Black-Scholes option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Black-Scholes option		144.00%	131.00%
Risk-free interest rate		2.89%	2.74%
Estimated fair value per option		$ 1.07	$ 1.73